EMPLOYEE BENEFIT PLANS (Details 18) - Guatemala [Member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefit plans [Line Items]
Discount rate Value	8.20%	8.20%
Salary rate Value	5.00%	5.03%
Discount rate [Member] | Other long term benefits [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (1,775)
Effect on DBO Decrease	$ 2,011
Discount rate [Member] | Other long term benefits [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	8.70%
Discount rate [Member] | Other long term benefits [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	7.70%
Salary Level [Member] | Other long term benefits [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 1,398
Effect on DBO Decrease	$ (1,267)
Salary Level [Member] | Other long term benefits [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	5.50%
Salary Level [Member] | Other long term benefits [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	4.50%
Mortality Table [Member] | Other long term benefits [Member]
Disclosure of employee benefit plans [Line Items]
Mortality Table Value	RP-2000 (M&F)
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Effect on DBO Increase	$ 593